Property and Equipment (Details) - Schedule of depreciation expense related to property and equipment - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Depreciation Expense Related To Property And Equipment Abstract
Depreciation expense	$ 77,471	$ 67,934